Unaudited Condensed Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss for the period				$ (53,484,000)	$ (3,741,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization				322,000	141,000
Share-based compensation				463,000	413,000
Amortization of debt discount (see Note 7)				808,000
Increase in Funds held by clearing companies				(8,800,000)	(241,000)
Increase in other receivable and prepaid expenses				(2,000,000)	(403,000)
Increase in accounts payable				4,912,000	577,000
Increase in accrued expenses and other liabilities				429,000	118,000
Increase (decrease) in advances from travellers				7,946,000	(6,000)
Increase (decrease) in deferred revenues				1,377,000	(4,000)
Remeasurement of financial assets (see Note 7)				(12,000)
Remeasurement of SAFE				25,207,000
Remeasurement of Warrant liability				17,819,000	97,000
Net cash used in operating activities				(5,013,000)	(3,049,000)
Proceeds from long-term loans				5,500,000
Repayment of long-term loans				(265,000)
Proceeds from issuance of SAFE				1,675,000	325,000
Proceeds from issuance of Preferred A Shares, net					1,092,000
Net cash provided by financing activities				6,910,000	1,417,000
Cash flows from investing activities:
Purchase of property and equipment				(42,000)	(17,000)
Purchase of intangible asse					(896,000)
Investment in short-term deposits				(217,000)	(278,000)
Net cash used in investing activities				(259,000)	(1,191,000)
Cash flows from financing activities:
Increase (decrease) in cash and cash equivalents				1,638,000	(2,823,000)
CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT AT BEGINNING OF THE PERIOD		$ 2,754,000	$ 1,116,000	1,116,000	3,939,000
CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT AT END OF THE PERIOD	$ 1,116,000			2,754,000	1,116,000
Supplement disclosure of cash flow information:
Interest paid				416,000
Tax paid				6,000	6,000
Moringa Acquisition Corp
Cash flows from operating activities:
Net loss for the period	(195,860)	(202,966)	(289,547)	(755,218)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in the fair value of the private warrant liability		(131,537)	4,256	(182,343)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Increase in accounts payable			50,372
Decrease in accrued expenses		(26,411)	(5,896)
Decrease (increase) in prepaid expenses		162,500	(531,353)	(368,853)
Decrease in related party	120,000		(110,000)	(110,000)
Decrease in Accrued expenses and other payables				9,178
Other	860
Net cash used in operating activities	(75,000)	(198,414)	(882,168)	(1,407,236)
Issuance of Class B Ordinary Shares	25,000
Issuance of Class A Ordinary Shares	10
Sale of Public Units			115,000,000	115,000,000
Payment of underwriting commissions and offering expenses			(2,549,158)	(2,549,159)
Sale of Private Units, refer to note 3			3,800,000	3,800,000
Proceeds from a promissory note – related party	149,990	350,000	20,000	320,000
Repayment of promissory note – related party			(169,990)	(169,990)
Payment of deferred offering costs	(48,299)
Net cash provided by financing activities	126,701	350,000	116,100,852	116,400,851
Cash flows from financing activities:
INCREASE IN CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT	51,701	151,586	115,218,684	114,993,615
CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT AT BEGINNING OF THE PERIOD		115,045,316	51,701	51,701
CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT AT END OF THE PERIOD	51,701	115,196,902	115,270,385	115,045,316	51,701
RECONCILIATION OF CASH, CASH EQUIVALENTS AND INVESTMENTS HELD IN A TRUST ACCOUNT:
Cash and cash equivalents	51,701	17,803	267,961	38,944	51,701
Investments held in trust account		115,179,099	115,002,424	115,006,372
Total cash, cash equivalents and investments held in trust account	51,701	115,196,902	115,270,385	115,045,316	51,701
SUPPLEMENTARY INFORMATION REGARDING NON-CASH ACTIVITIES:
Deferred offering costs			$ 77,699	(77,699)
Accrued expenses	$ 29,400				$ 29,400